Summary of Significant Accounting Policies - Schedule of Disclosed Type of Revenue by Government Category (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 37,981,619	$ 45,343,698
Class I [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,529,300	9,031,781
Class II [Member]
Disaggregation of Revenue [Line Items]
Revenue	27,495,780	32,931,537
Class III [Member]
Disaggregation of Revenue [Line Items]
Revenue	953,208	941,131
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,003,331	2,439,249
Produced [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,392,949	20,693,991
Produced [Member] | Class I [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,452,135	3,499,514
Produced [Member] | Class II [Member]
Disaggregation of Revenue [Line Items]
Revenue	13,676,955	15,812,678
Produced [Member] | Class III [Member]
Disaggregation of Revenue [Line Items]
Revenue	149,377	313,103
Produced [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,114,482	1,068,696
Purchased [Member]
Disaggregation of Revenue [Line Items]
Revenue	19,588,670	24,649,707
Purchased [Member] | Class I [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,077,165	5,532,267
Purchased [Member] | Class II [Member]
Disaggregation of Revenue [Line Items]
Revenue	13,818,825	17,118,859
Purchased [Member] | Class III [Member]
Disaggregation of Revenue [Line Items]
Revenue	803,831	628,028
Purchased [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,888,849	$ 1,370,553